Schedule of Warrant Outstanding (Details)	12 Months Ended
Jun. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Total warrants	10,387,720
Public warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	9,000,000
Private Placement Warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	479,000
Representative warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	450,000
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	458,720